Putnam Investments

One Post Office Square

Boston, MA 02109

April 11, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Short-Term Municipal Income Fund (the “Fund”), a series of Putnam Funds Trust (Securities Act Reg. No. 33- 515 and Investment Company Act File (No. 811- 07513) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to an updated prospectus of the Fund dated March 27, 2013.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11060.

Very truly yours,

Jeffrey Jensen

Legal Product Specialist

cc:	James F. Clark, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP